Note 22 - (Earnings) Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Earnings per share [text block]
	Years ended December 31
	2024	2023	2022
Net loss (earnings)	$108,138	$17,213	$(24,908)
Weighted average basic number of shares outstanding	149,019,020	144,184,481	139,470,950
Basic loss (earnings) per share	$0.73	$0.12	$(0.18)
Weighted average diluted number of shares outstanding	149,019,020	144,184,481	139,481,236
Diluted loss (earnings) per share	$0.73	$0.12	$(0.18)